Related Party Transactions - Additional Information (Detail) - GBP (£) shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Liability	£ 54,394,000,000	£ 52,892,000,000
Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Sale of vaccine product	43,000,000	41,000,000
Trading balance receivable	15,000,000	11,000,000
Trading balance payable	£ 0	0
Innoviva incorporation [member]
Disclosure of transactions between related parties [line items]
Number of shares owned	32
Percentage of shares owned	31.70%
Royalty charge	£ 209,000,000	173,000,000
Royalty payable	£ 64,000,000	£ 53,000,000
Joint ventures where entity is venturer [member] | Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest	50.00%
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 5,000,000
Index ventures life VI [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	6,000,000
Kurma Biofund II, FCPR [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment	3,000,000
Apollo Therapeutics LLP [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment	2,000,000
Longwood Founders Fund LP [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment	200,000
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Decrease in liability	3,000,000
Liability	£ 4,000,000